INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2023	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2019
Investments in and Advances to Affiliates [Line Items]
Total investment		$ 277		$ 257
Realized Investment Gain (Loss)		0		$ 707		$ (349)
Arrow Ecology & Engineering Overseas (1999) [Member]
Investments in and Advances to Affiliates [Line Items]
Price paid for debt		$ 4,146
Ownership interest		22.60%	[1]	22.60%	[1]		22.60%
Total investment		$ 1,750
Guaranteed to repurchase full investment		1,750
Manuka, Inc. (Previously Artemis Therapeutics, Inc.) [Member]
Investments in and Advances to Affiliates [Line Items]
Market value		0		$ 9
Capital Fund Aims To Invest In Private Emerging Companies With Focus On Consumer, Commerce And Technology Companies [Member]
Investments in and Advances to Affiliates [Line Items]
Committed to invest		100
Total commitment to invest		$ 58
Sardinai [Member]
Investments in and Advances to Affiliates [Line Items]
Percentage of investment sold	85.00%
Investment sold	$ 756

[1]	The investment includes few types of shares representing 22.6% of Arrow’s equity and shareholders loans of $4,146 which were purchased for a total amount of $1,750. The Company suspended its use of the equity method for this investment in 2023 after its investment balance was reduced to zero.